Long Term Loan - Schedule of Loan Maturity (Details) - Image P2P Trading Group Limited [Member] - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Due in one year	$ 295,120	$ 1,009,082
Due in two years	442,680	432,464	1,077,819
Due in three years	590,240	576,618	461,922
Due in four years	885,361	864,927	615,896
Due in five years			923,844
Due in greater than five years
Total	$ 2,134,800	$ 2,806,304	$ 3,079,481